Note 10 - Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Three months ended September 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$2,225	$4,293	$-	$6,518	$1,107	$5,656	$-	$6,763
Total segment income (loss)	(416)	(192)	(1,484)	(2,092)	37	405	(1,638)	(1,196)

Additional Segment Disclosures:
Interest expense	76	-	25	101	28	-	-	28
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(76)	-	(25)	(101)	18	-	6	24
Depreciation and amortization expense	122	152	-	274	81	154	-	235
Income tax expense (benefit)	1	(1)	-	-	-	1	(227)	(226)
Total asset expenditures	33	-	22	55	5,030	226	-	5,256
	Nine months ended September 30,
	2015				2014
	Urgent and Primary Care	Ancillary Network	Shared Services	Total	Urgent and Primary Care	Ancillary Network	Shared Services	Total
Net revenues	$7,251	$15,640	$-	$22,891	$1,581	$16,161	$-	$17,742
Total segment income (loss)	(1,661)	258	(5,122)	(6,525)	108	480	(3,853)	(3,265)

Additional Segment Disclosures:
Interest expense	208	-	69	277	37	-	-	37
(Gain)/loss on warrant liability, net of deferred loan fee amortization	(367)	-	(122)	(489)	18	-	6	24
Depreciation and amortization expense	422	435	-	857	122	506	-	628
Income tax expense (benefit)	1	9	-	10	-	2	(227)	(225)
Total asset expenditures	52	-	141	193	5,030	422	-	5,452

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Total segment operating loss	$(2,092)	$(1,196)	$(6,525)	$(3,265)
Less:
Severance charges	51	-	397	108
Ancillary network prepaid write-off	-	-	487	-
Depreciation and amortization expense	274	235	857	628
Non-cash stock-based compensation expense	23	169	426	366
Intangible asset impairment	-	-	520	-
Non-recurring professional fees	39	28	489	28
Operating loss	(2,479)	(1,628)	(9,701)	(4,395)
Gain on cancellation of acquisition promissory note	(289)	-	(289)	-
Interest expense	101	28	277	37
(Gain)/loss on warrant liability, net of deferred loan fees amortization	(101)	24	(489)	24
Loss before income taxes	$(2,190)	$(1,680)	$(9,200)	$(4,456)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	Urgent and Primary Care	Ancillary Network	Shared Services	Consolidated
September 30, 2015	$11,685	$4,091	$961	$16,737
December 31, 2014	11,958	5,202	3,945	21,105